Schedule of other provisions (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
IfrsStatementLineItems [Line Items]
Balance	$ 2,491	$ 2,287
Foreign exchange	(42)	(1)
Additional provisions	1,309	1,003
Reclassification/netting against VAT receivable		(573)
Provisions utilized		(225)
Balance	3,758	2,491
Employee Entitlements [member]
IfrsStatementLineItems [Line Items]
Balance	60	24
Foreign exchange	(42)	(1)
Additional provisions		37
Reclassification/netting against VAT receivable
Provisions utilized
Balance	18	60
Remediation Provision [Member]
IfrsStatementLineItems [Line Items]
Balance
Foreign exchange
Additional provisions
Reclassification/netting against VAT receivable
Provisions utilized
Balance
Fiscal provision [member]
IfrsStatementLineItems [Line Items]
Balance	1,620	2,038
Foreign exchange
Additional provisions	772	155
Reclassification/netting against VAT receivable		(573)
Provisions utilized
Balance	2,392	1,620
Litigation provision [member]
IfrsStatementLineItems [Line Items]
Balance	811	225
Foreign exchange
Additional provisions	537	811
Reclassification/netting against VAT receivable
Provisions utilized		(225)
Balance	1,348	811
Warranty provision [member]
IfrsStatementLineItems [Line Items]
Balance
Foreign exchange
Additional provisions
Reclassification/netting against VAT receivable
Provisions utilized
Balance